Himax Technologies, Inc. (the Parent Company only) (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Balance Sheets

	December 31,
	2011	2012
	(in thousands)

Cash	$584	1,075
Other current assets	1,146	835
Investment in non-marketable securities	1,600	1,600
Investments in subsidiaries	628,528	627,792
Total assets	$631,858	631,302

Current liabilities	$3,921	176
Short-term debt	65,200	54,000
Debt borrowing from a subsidiary	169,300	149,183
Total equity	393,437	427,943
Total liabilities and equity	$631,858	631,302

Schedule of Condensed Income Statement [Table Text Block]

Condensed Statements of Income

	Year ended December 31,
	2010	2011	2012
	(in thousands)

Revenues	$-	-	-
Costs and expenses	(1,210)	(548)	(695)
Operating loss	(1,210)	(548)	(695)
Equity in earnings from subsidiaries	36,427	13,433	54,929
Other non-operating loss	(2,010)	(2,179)	(2,637)
Earnings before income taxes	33,207	10,706	51,597
Income taxes expenses	(1)	-	(1)
Net Income	$33,206	10,706	51,596

Schedule Of Condensed Statements Of Comprehensive Income [Table Text Block]

Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2010		2011		2012

Net income	$-	33,206	-	10,706	-	51,596
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	1,511	-	(305)	-	59	-
Reclassification adjustment for realized losses (gains) included in net income	(296)	1,215	(350)	(655)	(648)	(589)
Foreign currency translation adjustments, not subject to income tax		210		128		50
Net unrecognized actuarial gain (loss), net of tax of $(54), $(125) and $8 in 2010, 2011 and 2012, respectively		(203)		(573)		233
Comprehensive income		$34,428		9,606		51,290

Schedule of Condensed Cash Flow Statement [Table Text Block]

Condensed Statements of Cash Flows

	Year ended December 31,
	2010	2011	2012
	(in thousands)
Cash flows from operating activities:
Net income	$33,206	10,706	51,596
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings from subsidiaries	(36,427)	(13,433)	(54,929)
Changes in operating assets and liabilities:
Other current assets	1,543	(790)	311
Other current liabilities	(2,542)	1,767	1,637
Net cash used in operating activities	(4,220)	(1,750)	(1,385)
Cash flows from financing activities:
Distribution of cash dividends	(44,097)	(21,224)	(10,680)
Proceeds from borrowing of short-term debt	204,000	271,200	266,000
Repayment of short-term debt	(160,000)	(250,000)	(277,200)
Investment returned from subsidiaries	-	-	56,836
Proceeds from issue of RSUs from a subsidiary	4,370	1,634	1,306
Purchase of subsidiary shares from noncontrolling interests	-	(1,324)	-
Proceeds from (repayment of) debt from a subsidiary	11,000	6,300	(25,500)
Acquisitions of ordinary shares for retirement	(10,755)	(4,627)	(8,886)
Net cash provided by financing activities	4,518	1,959	1,876
Net increase in cash	298	209	491
Cash at beginning of year	77	375	584
Cash at end of year	$375	584	1,075

Supplemental disclosures of cash flow information:
Interest paid during the year	$156	353	264
Income taxes paid during the year	$1	-	1